leases (Tables)	6 Months Ended
Jun. 30, 2022
leases
Schedule of income from subleasing right-of-use lease assets and lease payments

		Three months		Six months
Periods ended June 30 (millions)	Note	2022	2021	2022	2021
Income from subleasing right-of-use lease assets
Co-location sublet revenue included in operating service revenues		$5	$4	$9	$12
Other sublet revenue included in other income	7	$2	$1	$3	$2
Lease payments		$143	$140	$282	$280